Share-based compensation plans - equity-settled and cash-settled (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	$ 18,433	$ 19,305
Expenses (recoveries) under its cash-settled plan	134	(822)
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	4,941	4,588
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	6,186	5,572
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	2,833	3,941
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expenses under equity settled plans	4,473	5,204
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under its cash-settled plan	(42)	(739)
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under its cash-settled plan	$ 176	$ (83)